Income Taxes	12 Months Ended
Oct. 02, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 12 - Income Taxes

The income tax provisions as of October 2, 2011 and October 3, 2010 include the following:

	2011	2010
Current income tax expense:
Federal	$-	$(33)
State		-
	$-	$(33)
Deferred income tax provision (benefit):
Federal	18	(3,373)
State		-
Change in valuation allowance	(605)	3,091
	$(587)	$(282)

Provision for (Benefit from) income taxes, net	$(587)	$(315)

The current income tax expense for period ending October 3, 2010 relates to changes in the actual income tax return filed in June 2010, for tax year ending September 30, 2009 as compared to the estimated taxes as of September 30, 2009.

The income tax provision for Optex Systems as of October 2, 2011 differs from those computed using the statutory federal tax rate of 34%, due to the following permanent differences:

	2011	%	2010	%

Tax benefit at statutory federal rate	$1	34%	$(3,375)	34%
Change in valuation and other	(588)	(14,647)%	3,060	(30.7)%
	$(587)	(14,613)%	$(315)	3.3%

Deferred income taxes recorded in the balance sheets results from differences between financial statement and tax reporting of income and deductions.  A summary of the composition of the deferred income tax assets (liabilities) follows:

	Deferred Tax Asset - Long Term
	As of October 2, 2011	As of October 3, 2010

Stock Options	$76	$47
Inventory Reserve	27	(84)
Unicap	28	40
Contract Loss Reserve	(280)	182
Fixed assets	(16)	(37)
Goodwill Amortization	2,095	2,256
Intangible Asset Amortization	1,098	1,189
Net Operating Losses	722	177
Other	(60)	(62)
Subtotal	$3,690	$3,708
Valuation allowance	(2,486)	(3,091)
Net deferred asset (liability)-long term	$1,204	$617

As of October 2, 2011, the Company has a net operating loss of approximately $2,122,000 as compared to a net loss carryforwards of $520,000 available as of October 3, 2010.

As the result of the assessment of the FASB ASC 740-10, Optex Systems Holdings has no unrecognized tax benefits. By statute, the tax years ending in October 2, 2011, October 3, 2010 and September 27, 2009 are open to examination by the major taxing jurisdictions to which the Optex Systems Holdings is subject.

The cash refund for income taxes for the fiscal years ended October 2, 2011 was $376 thousand and the cash paid for income taxes for the fiscal year ended October 3, 2010 was $120 thousand..  As of October 3, 2010 Optex Systems Holdings other assets included $214,521 of overpaid income taxes from estimated quarterly deposits which was refunded in fiscal year 2011.